Fees Summary	Jul. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 305,795,250.00
Previously Paid Amount	0.00
Total Fee Amount	46,817.26
Total Offset Amount	0.00
Net Fee	$ 46,817.26